                                THE GALAXY FUND
                                   ("GALAXY")

                              TRUST SHARES OF THE
                             SHORT-TERM BOND FUND,
                    INTERMEDIATE GOVERNMENT INCOME FUND AND
                             HIGH QUALITY BOND FUND
                                 (THE "FUNDS")

                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The fourth paragraph on page 1 of the Prospectus is amended and restated in its entirety to read as follows:

        The HIGH QUALITY BOND FUND'S investment objective is to seek a high level of current income consistent with prudent risk of capital. The Fund will invest substantially all of its assets in debt obligations of domestic and foreign issuers that are rated at the time of purchase within the four highest rating categories assigned by S&P or Moody's (or which, if unrated, are of comparable quality) and in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and "money market" instruments, provided, however, that under normal market and economic conditions, the Fund will invest at least 65% of its total assets in high quality debt obligations rated at the time of purchase within the two highest rating categories assigned by S&P or Moody's (or which, if unrated, are of comparable quality).

    2. The first paragraph on page 2 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in each Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue four additional series of shares in each Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares in a Fund represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Funds" and "Description of Galaxy and Its Shares" herein.

    3. The first paragraph under the heading "Financial Highlights" on page 4 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in each Fund. Galaxy is also authorized to issue four additional series of shares in each Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in a Fund, except that (i) effective October 1, 1994 Retail A Shares of a Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .15% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of a Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .80% of the average daily net asset value of the Fund's outstanding Retail B Shares, (iii) A Prime Shares of a Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of a Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and
    (v) Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

    4. The second paragraph under the heading "Investment Objectives and Policies--High Quality Bond Fund" on page 10 of the Prospectus is amended and restated in its entirety to read as follows:

        The Fund will invest substantially all of its assets in debt obligations that are rated, at the time of purchase, within the four highest rating categories assigned by S&P ("AAA," "AA," "A" and "BBB") or Moody's ("Aaa", "Aa", "A" and "Baa") (or, if unrated, are determined by Fleet to be of comparable quality) and in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and "money market" instruments such as those listed below under "Other Investment Policies and Risk Considerations." See "Short-Term Bond Fund" above for a description of the risks of investing in debt obligations rated in the lowest of the four highest rating categories. Under normal market and economic conditions, the Fund will invest at least 65% of its total assets in high quality debt obligations that are rated at the time of purchase within the two highest rating categories assigned by S&P or Moody's (or which, if unrated, are determined by Fleet to be of comparable quality). Unrated securities will be determined to be of comparable quality to high quality debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated AA/Aa or better. When, in Fleet's opinion, a defensive investment posture is warranted, the Fund may invest temporarily and without limitation in high quality, short-term "money market" instruments. See Appendix A to the Statement of Additional Information for a description of S&P's and Moody's rating categories.

    5. The second sentence of the third paragraph under the heading "Taxes" on pages 23-24 of the Prospectus is deleted.

    6. The third sentence of the second paragraph under the heading "Management of the Funds-- Administrator" on page 26 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Funds, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Funds and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    7. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on pages 26-27 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Funds as follows: Class D shares (Trust Shares), Class D-Special Series 1 shares (Retail A Shares), Class D-Special Series 2 shares (Retail B Shares), Class D-Special Series 3 shares (A Prime Shares) and Class D-Special Series 4 shares (B Prime Shares), each series representing interests in the Intermediate Government Income Fund; Class J-Series 1 shares (Trust Shares) Class J-Series 2 shares (Retail A Shares), Class J-Series 3 shares (Retail B Shares), Class J-Series 4 shares (A Prime Shares) and Class J-Series 5 shares (B Prime Shares), each series representing interests in the High Quality Bond Fund; and

    Class L-Series 1 shares (Trust Shares), Class L-Series 2 shares (Retail A Shares), Class L-Series 3 shares (Retail B Shares), Class L-Series 4 shares (A Prime Shares) and Class L-Series 5 shares (B Prime Shares), each series representing interests in the Short-Term Bond Fund. Each Fund is classified as a diversified company under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Funds' Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in a Fund bear their pro rata portion of all operating expenses paid by that Fund except as follows: Holders of a series of shares of a Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of a Fund may bear differing transfer agency expenses. Each series of shares of the Funds may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

    8. The second sentence of the second paragraph under the heading "Performance Reporting" on page 29 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares of the Funds.

    9. The following paragraph is added under the heading "Miscellaneous" on page 30 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")

                              TRUST SHARES OF THE
                              SHORT-TERM BOND FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The third paragraph on page 1 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Fund" and "Description of Galaxy and Its Shares" herein.

    2. The first paragraph under the heading "Financial Highlights" on page 4 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except that (i) effective October 1, 1994 Retail A Shares of the Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .15% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .80% of the average daily net asset value of the Fund's outstanding Retail B Shares, (iii) A Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and (v) Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

    3. The second sentence of the third paragraph under the heading "Taxes" on pages 19-20 of the Prospectus is deleted.

    4. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on page 22 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    5. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on pages 22-23 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Fund as follows: Class L-Series 1 shares (Trust Shares), Class L-Series 2 shares (Retail A Shares), Class L-Series 3 shares (Retail B Shares), Class L-Series 4 shares (A Prime Shares) and Class L-Series 5 shares (B Prime Shares), each series representing interests in the Fund. The Fund is classified as a diversified company under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Fund's Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the Fund except as follows: Holders of a series of shares of the Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of the Fund may bear differing transfer agency expenses. Each series of shares of the Fund may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

    6. The second sentence of the second paragraph under the heading "Performance Reporting" on pages 24-25 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares of the Fund.

    7. The following paragraph is added under the heading "Miscellaneous" on page 25 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND

                                   ("GALAXY")

                              TRUST SHARES OF THE
                      INTERMEDIATE GOVERNMENT INCOME FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The third paragraph on page 1 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Fund" and "Description of Galaxy and Its Shares" herein.

    2. The first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except that (i) effective October 1, 1994 Retail A Shares of the Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .15% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .80% of the average daily net asset value of the Fund's outstanding Retail B Shares, (iii) A Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and (v) Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

    3. The second sentence of the third paragraph under the heading "Taxes" on page 18 of the Prospectus is deleted.

    4. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on page 20 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    5. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on pages 20-21 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Fund as follows: Class D shares (Trust Shares), Class D-Special Series 1 shares (Retail A Shares), Class D-Special Series 2 shares (Retail B Shares), Class D-Special Series 3 shares (A Prime Shares) and Class D-Special Series 4 shares (B Prime Shares), each series representing interests in the Fund. The Fund is classified as a diversified company under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Fund's Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the Fund except as follows: Holders of a series of shares of the Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of the Fund may bear differing transfer agency expenses. Each series of shares of the Fund may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

    6. The second sentence of the second paragraph under the heading "Performance Reporting" on page 23 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares of the Fund.

    7. The following paragraph is added under the heading "Miscellaneous" on page 24 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")
                              TRUST SHARES OF THE
                             HIGH QUALITY BOND FUND
                                  (THE "FUND")
                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

        1. The second and third paragraphs on page 1 of the Prospectus are amended and restated in their entirety to read as follows:

           The Fund's investment objective is to seek a high level of current income consistent with prudent risk of capital. The Fund will invest substantially all of its assets in debt obligations of domestic and foreign issuers that are rated at the time of purchase within the four highest rating categories assigned by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service Inc. ("Moody's") (or which, if unrated, are of comparable quality) and in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and "money market" instruments, provided, however, that under normal market and economic conditions, the Fund will invest at least 65% of its total assets in high quality debt obligations rated at the time of purchase within the two highest rating categories assigned by S&P or Moody's (or which, if unrated, are of comparable quality).

           This Prospectus describes the Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Fund" and "Description of Galaxy and Its Shares" herein.

        2. The first paragraph under the heading "Financial Highlights" on page 4 of the Prospectus is amended and restated in its entirety to read as follows:

           This Prospectus describes the Trust Shares in the Fund. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except that (i) effective October 1, 1994 Retail A Shares of the Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .15% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .80% of the average daily net asset value of the Fund's outstanding Retail B Shares, (iii) A Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and (v) Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

        3. The second paragraph under the heading "Investment Objective and Policies" on page 6 of the Prospectus is amended and restated in its entirety to read as follows:

           The Fund will invest substantially all of its assets in debt obligations that are rated, at the time of purchase, within the four highest rating categories assigned by S&P ("AAA," "AA," "A" and "BBB") or Moody's ("Aaa", "Aa", "A" and "Baa") (or, if unrated, are determined by Fleet to be of comparable quality) and in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and "money market" instruments such as those listed below under "Other Investment Policies and Risk Considerations." Debt obligations rated in the lowest of the four highest rating categories assigned by S&P or Moody's are considered to have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Under normal market and economic conditions, the Fund will invest at least 65% of its total assets in high quality debt obligations that are rated at the time of purchase within the two highest rating categories assigned by S&P or Moody's (or which, if unrated, are determined by Fleet to be of comparable quality). Unrated securities will be determined to be of comparable quality to high quality debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated AA/Aa or better. When, in Fleet's opinion, a defensive investment posture is warranted, the Fund may invest temporarily and without limitation in high quality, short-term "money market" instruments. See Appendix A to the Statement of Additional Information for a description of S&P's and Moody's rating categories.

        4. The second sentence of the third paragraph under the heading "Taxes" on page 19 of the Prospectus is deleted.

        5. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on page 21 of the Prospectus is amended and restated to read as follows:

           For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

        6. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on pages 21-22 of the Prospectus are amended and restated in their entirety to read as follows:

           Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Fund as follows: Class J-Series 1 shares (Trust Shares) Class J-Series 2 shares (Retail A Shares), Class J-Series 3 shares (Retail B Shares), Class J-Series 4 shares (A Prime Shares) and Class J-Series 5 shares (B Prime Shares), each series representing interests in the Fund. The Fund is classified as a diversified company under the 1940 Act.

           The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Fund's Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

           Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the Fund except as follows: Holders of a series of shares of the Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of the Fund may bear differing transfer agency expenses. Each series of shares of the Fund may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

        7. The second sentence of the second paragraph under the heading "Performance Reporting" on page 24 of the Prospectus is amended and restated to read as follows:

           Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares of the Fund.

        8. The following paragraph is added under the heading "Miscellaneous" on page 25 of the Prospectus:

            YEAR 2000 RISKS

           Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")
                              TRUST SHARES OF THE
                              CORPORATE BOND FUND
                                  (THE "FUND")
                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

        1. The name of the bank to which Direct Investors should arrange to transmit federal funds in order to purchase Trust Shares by wire as shown under "How to Purchase and Redeem Shares-- Purchase Procedures--Direct Investors--Purchases by Wire" on page 19 of the Prospectus has been changed to Fleet National Bank. All other information with respect to the wiring of federal funds to purchase Trust Shares remains the same.

        2. The first paragraph under the heading "Information Services--Galaxy Shareholder Services" on page 22 of the Prospectus is amended and restated in its entirety to read as follows:

           For account information, Direct Investors can call Galaxy Shareholder Services Monday through Friday, between the hours of 8:00 a.m. to 6:00 p.m. (Eastern Time) at 1-800-628-0414.

        3. The second sentence of the third paragraph under the heading "Taxes" on page 23 of the Prospectus is deleted.

        4. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on page 25 of the Prospectus is amended and restated to read as follows:

           For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

        5. The following paragraph is added under the heading "Miscellaneous" on page 29 of the Prospectus:

            YEAR 2000 RISKS

           Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")

                              RETAIL SHARES OF THE
                             TAX-EXEMPT BOND FUND,
                        NEW JERSEY MUNICIPAL BOND FUND,
                         NEW YORK MUNICIPAL BOND FUND,
                        CONNECTICUT MUNICIPAL BOND FUND,
                     MASSACHUSETTS MUNICIPAL BOND FUND AND
                        RHODE ISLAND MUNICIPAL BOND FUND
                                 (THE "FUNDS")

                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The sixth and seventh sentences of the ninth paragraph on the cover page of the Prospectus are amended and restated to read as follows:

        Galaxy is also authorized to issue an additional series of shares, Trust Shares, in each Fund and three additional series of shares, Trust Shares, A Prime Shares and B Prime Shares, in the Tax-Exempt Bond Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Retail A Shares, Retail B Shares, Trust Shares, A Prime Shares and/or B Prime Shares in a Fund represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Trust Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

    2. The first paragraph under the heading "Financial Highlights" on page 5 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Retail A Shares in each Fund and the Retail B Shares in the Tax-Exempt Bond Fund. Galaxy is also authorized to issue an additional series of shares, Trust Shares, in each Fund, and three additional series of shares, Trust Shares, A Prime Shares and B Prime Shares, in the Tax-Exempt Bond Fund. As described below under "Description of Galaxy and Its Shares," Retail A Shares, Retail B Shares, Trust Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in a Fund, except that (i) effective October 1, 1994 Retail A Shares of a Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .15% of the average daily net asset value of the Fund's outstanding Retail A Shares,
    (ii) Retail B Shares of the Tax-Exempt Bond Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .80% of the average daily net asset value of the Fund's outstanding Retail B Shares, (iii) A Prime Shares of the Tax-Exempt Bond Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of the Tax-Exempt Bond Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and
    (v) Retail A Shares, Retail B Shares, Trust Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Trust Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

    3. The first paragraph under the heading "Information Services--Galaxy Shareholder Services" on page 33 of the Prospectus is amended and restated in its entirety to read as follows:

        For account information and recent exchange transactions, Direct Investors can call Galaxy Shareholder Services Monday through Friday, between the hours of 8:00 a.m. to 6:00 p.m. (Eastern Time) at 1-800-628-0414.

    4. The third sentence of the second paragraph under the heading "Management of the Funds-- Administrator" on pages 36-37 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Funds, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Funds and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    5. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on page 37 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Funds as follows: Class M-Series 1 shares (Trust Shares), Class M-Series 2 shares (Retail A Shares), Class M-Series 3 shares (Retail B Shares), Class M-Series 4 shares (A Prime Shares) and Class M-Series 5 shares (B Prime Shares), each series representing interests in the Tax-Exempt Bond Fund; Class O-Series 1 shares (Trust Shares) and Class O-Series 2 shares (Retail A Shares), each series representing interests in the New York Municipal Bond Fund; Class P-Series 1 shares (Trust Shares) and Class P-Series 2 shares (Retail A Shares), each series representing interests in the Connecticut Municipal Bond Fund; Class Q-Series 1 shares (Trust Shares) and Class Q-Series 2 shares (Retail A Shares), each series representing interests in the Massachusetts Municipal Bond Fund; Class R-Series 1 shares (Trust Shares) and Class R-Series 2 shares (Retail A Shares), each series representing interests in the Rhode Island Municipal Bond Fund; and Class Y-Series 1 shares (Trust Shares) and Class Y-Series 2 shares (Retail A Shares), each series representing interests in the New Jersey Municipal Bond Fund. The Tax-Exempt Bond Fund is classified as a diversified company and the New Jersey Municipal Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds are classified as non-diversified companies under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Funds' Trust Shares, A Prime Shares and/or B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in a Fund bear their pro rata portion of all operating expenses paid by that Fund except as follows: Holders of a series of shares of a Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of a Fund may bear differing transfer agency expenses. Each series of shares of the Funds may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

    6. The second sentence of the second paragraph under the heading "Performance Reporting" on page 39 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and/or B Prime Shares of the Funds.

    7. The following paragraph is added under the heading "Miscellaneous" on page 39 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")

                              TRUST SHARES OF THE
                             TAX-EXEMPT BOND FUND,
                        NEW JERSEY MUNICIPAL BOND FUND,
                         NEW YORK MUNICIPAL BOND FUND,
                        CONNECTICUT MUNICIPAL BOND FUND,
                     MASSACHUSETTS MUNICIPAL BOND FUND AND
                        RHODE ISLAND MUNICIPAL BOND FUND
                                 (THE "FUNDS")

                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The first paragraph on page 2 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in each Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc. Galaxy is also authorized to issue an additional series of shares, Retail A Shares, in the New Jersey Municipal Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds and four additional series of shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares, in the Tax-Exempt Bond Fund. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and/or B Prime Shares in a Fund represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Funds" and "Description of Galaxy and Its Shares" herein.

    2. The first paragraph under the heading "Financial Highlights" on page 5 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in each Fund. Galaxy is also authorized to issue an additional series of shares, Retail A Shares, in the New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Massachusetts Municipal Bond Fund and Rhode Island Municipal Bond Fund, and four additional series of shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares, in the Tax-Exempt Bond Fund. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in a Fund, except that (i) effective October 1, 1994 Retail A Shares of a Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .15% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of the Tax-Exempt Bond Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .80% of the average daily net asset value of the Fund's outstanding Retail B Shares,
    (iii) A Prime Shares of the Tax-Exempt Bond Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of the Tax-Exempt Bond Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and (v) Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

    3. The third sentence of the second paragraph under the heading "Management of the Funds-- Administrator" on pages 35-36 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Funds, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Funds and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    4. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on page 36 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Funds as follows: Class M-Series 1 shares (Trust Shares), Class M-Series 2 shares (Retail A Shares), Class M-Series 3 shares (Retail B Shares), Class M-Series 4 shares (A Prime Shares) and Class M-Series 5 shares (B Prime Shares), each series representing interests in the Tax-Exempt Bond Fund; Class O-Series 1 shares (Trust Shares) and Class O-Series 2 shares (Retail A Shares), each series representing interests in the New York Municipal Bond Fund; Class P-Series 1 shares (Trust Shares) and Class P-Series 2 shares (Retail A Shares), each series representing interests in the Connecticut Municipal Bond Fund; Class Q-Series 1 shares (Trust Shares) and Class Q-Series 2 shares (Retail A Shares), each series representing interests in the Massachusetts Municipal Bond Fund; Class R-Series 1 shares (Trust Shares) and Class R-Series 2 shares (Retail A Shares), each series representing interests in the Rhode Island Municipal Bond Fund; and Class Y-Series 1 shares (Trust Shares) and Class Y-Series 2 shares (Retail A Shares), each series representing interests in the New Jersey Municipal Bond Fund. The Tax-Exempt Bond Fund is classified as a diversified company and the New Jersey Municipal Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds are classified as non-diversified companies under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Funds' Retail A Shares, Retail B Shares, A Prime Shares and/or B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in a Fund bear their pro rata portion of all operating expenses paid by that Fund except as follows: Holders of a series of shares of a Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of a Fund may bear differing transfer agency expenses. Each series of shares of the Funds may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

    5. The second sentence of the second paragraph under the heading "Performance Reporting" on page 38 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and/or B Prime Shares of the Funds.

    6. The following paragraph is added under the heading "Miscellaneous" on page 39 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND

                                   ("GALAXY")

                              RETAIL SHARES OF THE
                               MONEY MARKET FUND,
                                GOVERNMENT FUND,
                              U.S. TREASURY FUND,
                                TAX-EXEMPT FUND,
                  CONNECTICUT MUNICIPAL MONEY MARKET FUND AND
                   MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
                                 (THE "FUNDS")

                       SUPPLEMENT DATED OCTOBER 31, 1998

                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The first paragraph under the heading "Information Services--Galaxy Shareholder Services" on page 30 of the Prospectus is amended and restated in its entirety to read as follows:

        For account information and recent exchange transactions, Direct Investors can call Galaxy Shareholder Services Monday through Friday, between the hours of 8:00 a.m. and 6:00 p.m. (Eastern Time) at 1-800-628-0414.

    2. The third sentence of the second paragraph under the heading "Management of the Funds-- Administrator" on page 33 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Funds, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Funds and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    3. The following paragraph is added under the heading "Miscellaneous" on page 36 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")

                              TRUST SHARES OF THE
                               MONEY MARKET FUND,
                                GOVERNMENT FUND,
                             U.S. TREASURY FUND AND
                                TAX-EXEMPT FUND
                                 (THE "FUNDS")

                       SUPPLEMENT DATED OCTOBER 31, 1998

                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The third sentence of the second paragraph under the heading "Management of the Funds-- Administrator" on pages 24-25 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Funds, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Funds and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    2. The following paragraph is added under the heading "Miscellaneous" on page 28 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")
                              TRUST SHARES OF THE
                               MONEY MARKET FUND
                                  (THE "FUND")
                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on page 16 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    2. The following paragraph is added under the heading "Miscellaneous" on page 20 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")
                              TRUST SHARES OF THE
                                GOVERNMENT FUND
                                  (THE "FUND")
                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

        1. The third sentence of the second paragraph under the heading "Management of the Fund--Administrator" on page 14 of the Prospectus is amended and restated to read as follows:

           For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

        2. The following paragraph is added under the heading "Miscellaneous" on page 17 of the Prospectus:

            YEAR 2000 RISKS

           Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")

                              TRUST SHARES OF THE
                               U.S. TREASURY FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The third sentence of the second paragraph under the heading "Management of the Fund--Administrator" on page 13 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    2. The following paragraph is added under the heading "Miscellaneous" on page 16 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")
                            INSTITUTIONAL GOVERNMENT
                               MONEY MARKET FUND
                                  (THE "FUND")
                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

        1. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on pages 12-13 of the Prospectus is amended and restated to read as follows:

           For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

        2. The following paragraph is added under the heading "Miscellaneous" on page 14 of the Prospectus:

            YEAR 2000 RISKS

           Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")
                              TRUST SHARES OF THE
                     EQUITY VALUE FUND, EQUITY GROWTH FUND,
                 EQUITY INCOME FUND, INTERNATIONAL EQUITY FUND,
               SMALL COMPANY EQUITY FUND, ASSET ALLOCATION FUND,
                SMALL CAP VALUE FUND, GROWTH AND INCOME FUND AND
                             STRATEGIC EQUITY FUND
                                 (THE "FUNDS")
                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The sixth and eighth paragraphs on page 1 of the Prospectus are amended and restated in their entirety to read as follows:

        The SMALL COMPANY EQUITY FUND'S investment objective is to seek capital appreciation. The Fund attempts to achieve this objective by investing primarily in the securities of companies with market value capitalizations of $1.5 billion or less that the Fund's investment adviser believes represent the potential for significant capital appreciation. Under normal market and economic conditions, the Fund will invest at least 65% of its assets in the equity securities of companies with market value capitalizations of $1.5 billion or less.

        The SMALL CAP VALUE FUND'S investment objective is to provide long-term capital appreciation. The Fund attempts to achieve this objective by investing, under normal market and economic conditions, at least 65% of its total assets in equity securities of companies that have a market value capitalization of up to $1.5 billion.

    2. The second paragraph on page 2 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in each Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue four additional series of shares in each Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares in a Fund represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Funds" and "Description of Galaxy and Its Shares" herein.

    3. The second sentence of the third paragraph on page 2 of the Prospectus is amended and restated to read as follows:

        Oechsle International Advisors, LLC serves as the sub-adviser to the International Equity Fund.

    4. The first paragraph under the heading "Financial Highlights" on page 5 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in each Fund. Galaxy is also authorized to issue four additional series of shares in each Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in a Fund, except that (i) effective October 1, 1994 Retail A Shares of a Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .30% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of a Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .95% of the average daily net asset value of the Fund's outstanding Retail B Shares, (iii) A Prime Shares of a Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of a Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and (v) Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

    5. The first sentence of the first paragraph under the heading "Investment Objectives and Policies" on page 15 of the Prospectus has been amended and restated to read as follows:

        Fleet Investment Advisors Inc. ("Fleet"), the Funds' investment adviser, and with respect to the International Equity Fund, Oechsle International Advisors, LLC ("Oechsle"), the Fund's sub-adviser, will use their best efforts to achieve each Fund's investment objective, although such achievement cannot be assured.

    6. The first two paragraphs under the heading "Investment Objectives and Policies--Small Company Equity Fund" on page 18 of the Prospectus are amended and restated in their entirety to read as follows:

        The Small Company Equity Fund's investment objective is to seek capital appreciation. The Fund attempts to achieve its investment objective by investing primarily in the securities of companies with market value capitalizations of $1.5 billion or less ("Small Capitalization Securities") which Fleet believes represent the potential for significant capital appreciation.

        Small Capitalization Securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock, rights and warrants. Under normal market and economic conditions, at least 65% of the Fund's total assets will be invested in the equity securities of companies with market value capitalizations of $1.5 billion or less. For temporary defensive purposes, the Fund may also invest in corporate debt obligations.

    7. The first paragraph under the heading "Investment Objectives and Policies--Small Cap Value Fund" on page 20 of the Prospectus is amended and restated in its entirety to read as follows:

        The Small Cap Value Fund's investment objective is to provide long-term capital appreciation. The Fund attempts to achieve its investment objective by investing, under normal market and economic conditions, at least 65% of its assets in equity securities of companies that have a market value capitalization of up to $1.5 billion.

    8. The following two paragraphs are added under the heading "Investment Objectives and Policies--Special Risk Considerations" on pages 22-23 of the
Prospectus:

        EUROPEAN CURRENCY UNIFICATION

        Many European countries are about to adopt a single European currency, the euro. On January 1, 1999, the euro will become legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank will be created to manage the monetary policy of the new unified region. On the same date, the exchange rates will be irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

        This change is likely to significantly impact the European capital markets in which the International Equity Fund invests and may result in the Fund facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, uncertainty as to the proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

    9. The second sentence of the third paragraph under the heading "Taxes" on pages 39-40 of the Prospectus is deleted.

    10. The third, fourth and fifth sentences of the fifth paragraph under the heading "Management of the Funds--Investment Adviser and Sub-Adviser"on pages 41-42 of the Prospectus are amended and restated in their entirety to read as follows:

        Pursuant to such authorization, Fleet has appointed Oechsle, a Delaware limited liability company, with principal offices at One International Place, Boston, Massachusetts 02210, as the sub-adviser to the International Equity Fund. The manager member of Oechsle is Oechsle Group, LLC. Fleet Financial Group, Inc. owns a 35% non-voting interest in Oechsle. Oechsle is the successor to Oechsle International Advisors, L.P. ("Oechsle L.P."), which had discretionary management authority over approximately $12.6 billion in assets as of June 30, 1998.

    11. The second sentence of the seventh paragraph under the heading "Management of the Funds-- Investment Adviser and Sub-Adviser" on page 42 of the Prospectus is amended and restated to read as follows:

        For the fiscal year ended October 31, 1997, Oechsle L.P. received sub-advisory fees from Fleet at the effective annual rate of .36% of the Fund's average daily net assets.

    12. The third and fourth sentences of the eleventh paragraph under the heading "Management of the Funds--Investment Adviser and Sub-Adviser" on page 42 of the Prospectus are amended and restated to read as follows:

        Mr. Keesler, Member and Portfolio Manager, has been with Oechsle and its predecessor since 1986. Ms. Harris has been a Portfolio Manager at Oechsle and its predecessor since 1995.

    13. The third sentence of the second paragraph under the heading "Management of the Funds-- Administrator" on page 44 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Funds, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Funds and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    14. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on pages 44-45 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Funds as follows: Class C shares (Trust Shares), Class C-Special Series 1 shares (Retail A Shares), Class C-Special Series 2 shares (Retail B Shares), Class C-Special Series 3 shares (A Prime Shares) and Class C-Special Series 4 shares (B Prime Shares), each series representing interests in the Equity Value Fund; Class G-Series 1 shares (Trust Shares), Class G-Series 2 shares (Retail A Shares), Class G-Series 3 shares (Retail B Shares), Class G-Series 4 shares (A Prime Shares) and Class G-Series 5 shares (B Prime Shares), each series representing interests in the International Equity Fund; Class H-Series 1 shares (Trust Shares), Class H-Series 2 shares (Retail A Shares), Class H-Series 3 shares (Retail B Shares), Class H-Series 4 shares (A Prime Shares) and Class H-Series 5 shares (B Prime Shares), each series representing interests in the Equity Growth Fund; Class I-Series 1 shares (Trust Shares), Class I-Series 2 shares (Retail A Shares), Class I-Series 3 shares (Retail B Shares), Class I-Series 4 shares (A Prime Shares) and Class I-Series 5 shares (B Prime Shares), each series representing interests in the Equity Income Fund; Class K-Series 1 shares (Trust Shares), Class K-Series 2 shares (Retail A Shares), Class K-Series 3 shares (Retail B Shares), Class K-Series 4 shares (A Prime Shares) and Class K-Series 5 shares (B Prime Shares), each series representing interests in the Small Company Equity Fund; Class N-Series 1 shares (Trust Shares), Class N-Series 2 shares (Retail A Shares), Class N-Series 3 shares (Retail B Shares), Class N-Series 4 shares (A Prime Shares) and Class N-Series 5 shares (B Prime Shares), each series representing interests in the Asset Allocation Fund; Class U-Series 1 shares (Trust Shares), Class U-Series 2 shares (Retail A Shares), Class U-Series 3 shares (Retail B Shares), Class U-Series 4 shares (A Prime Shares) and Class U-Series 5 shares (B Prime Shares), each series representing interests in the Growth and Income Fund; Class X-Series 1 shares (Trust Shares), Class X-Series 2 shares (Retail A Shares), Class X-Series 3 shares (Retail B Shares), Class X-Series 4 shares (A Prime Shares) and Class X-Series 5 shares (B Prime Shares), each series representing interests in the Small Cap Value Fund; and Class AA-Series 1 shares (Trust Shares), Class AA-Series 2 shares (Retail A Shares), Class AA-Series 3 shares (Retail B Shares), Class AA-Series 4 shares (A Prime Shares) and Class AA-Series 5 shares (B Prime Shares), each series representing interests in the Strategic Equity Fund. Each Fund is classified as a diversified company under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Funds' Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in a Fund bear their pro rata portion of all operating expenses paid by that Fund except as follows: Holders of a series of shares of a Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of a Fund may bear differing transfer agency expenses. Each series of shares of the Funds may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

    15. The second sentence of the second paragraph under the heading "Performance Reporting" on page 47 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares of the Funds.

    16. The following paragraph is added under the heading "Miscellaneous" on page 48 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")

                              TRUST SHARES OF THE
                               EQUITY VALUE FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The third paragraph on page 1 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Fund" and "Description of Galaxy and Its Shares" herein.

    2. The first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except that (i) effective October 1, 1994 Retail A Shares of the Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .30% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .95% of the average daily net asset value of the Fund's outstanding Retail B Shares, (iii) A Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and (v) Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

    3. The second sentence of the third paragraph under the heading "Taxes" on pages 16-17 of the Prospectus is deleted.

    4. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on page 19 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    5. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on pages 19-20 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Fund as follows: Class C shares (Trust Shares), Class C-Special Series 1 shares (Retail A Shares), Class C-Special Series 2 shares (Retail B Shares), Class C-Special Series 3 shares (A Prime Shares) and Class C-Special Series 4 shares (B Prime Shares), each series representing interests in the Fund. The Fund is classified as a diversified company under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Fund's Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the Fund except as follows: Holders of a series of shares of the Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of the Fund may bear differing transfer agency expenses. Each series of shares of the Fund may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

    6. The second sentence of the second paragraph under the heading "Performance Reporting" on page 22 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares of the Fund.

    7. The following paragraph is added under the heading "Miscellaneous" on page 23 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")

                              TRUST SHARES OF THE
                               EQUITY GROWTH FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The third paragraph on page 1 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Fund" and "Description of Galaxy and Its Shares" herein.

    2. The first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except that (i) effective October 1, 1994 Retail A Shares of the Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .30% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .95% of the average daily net asset value of the Fund's outstanding Retail B Shares, (iii) A Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and (v) Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

    3. The second sentence of the third paragraph under the heading "Taxes" on pages 16-17 of the Prospectus is deleted.

    4. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on page 19 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    5. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on pages 19-20 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Fund as follows: Class H-Series-1 shares (Trust Shares), Class H-Series 2 shares (Retail A Shares), Class H-Series 3 shares (Retail B Shares), Class H-Series 4 shares (A Prime Shares) and Class H-Series 5 shares (B Prime Shares), each series representing interests in the Fund. The Fund is classified as a diversified company under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Fund's Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the Fund except as follows: Holders of a series of shares of the Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of the Fund may bear differing transfer agency expenses. Each series of shares of the Fund may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

    6. The second sentence of the second paragraph under the heading "Performance Reporting" on page 22 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares of the Fund.

    7. The following paragraph is added under the heading "Miscellaneous" on page 23 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")

                              TRUST SHARES OF THE
                               EQUITY INCOME FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The third paragraph on page 1 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Fund" and "Description of Galaxy and Its Shares" herein.

    2. The first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except that (i) effective October 1, 1994 Retail A Shares of the Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .30% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .95% of the average daily net asset value of the Fund's outstanding Retail B Shares, (iii) A Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and (v) Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

    3. The second sentence of the third paragraph under the heading "Taxes" on pages 16-17 of the Prospectus is deleted.

    4. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on page 19 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    5. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on pages 19-20 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Fund as follows: Class I-Series 1 shares (Trust Shares), Class I-Series 2 shares (Retail A Shares), Class I-Series 3 shares (Retail B Shares), Class I-Series 4 shares (A Prime Shares) and Class I-Series 5 shares (B Prime Shares), each series representing interests in the Fund. The Fund is classified as a diversified company under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Fund's Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the Fund except as follows: Holders of a series of shares of the Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of the Fund may bear differing transfer agency expenses. Each series of shares of the Fund may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

    6. The second sentence of the second paragraph under the heading "Performance Reporting" on pages 21-22 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares of the Fund.

    7. The following paragraph is added under the heading "Miscellaneous" on page 22 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")

                              TRUST SHARES OF THE
                           INTERNATIONAL EQUITY FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The third paragraph on page 1 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Fund" and "Description of Galaxy and Its Shares" herein.

    2. The second sentence of the fourth paragraph on page 1 of the Prospectus is amended and restated to read as follows:

        Oechsle International Advisors, LLC serves as the sub-adviser to the Fund.

    3. The first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except that (i) effective October 1, 1994 Retail A Shares of the Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .30% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .95% of the average daily net asset value of the Fund's outstanding Retail B Shares, (iii) A Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and (v) Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

    4. The first sentence of the last paragraph under the heading "Investment Objective and Policies-- In General" on pages 5-6 of the Prospectus has been amended and restated to read as follows:

        Fleet Investment Advisors Inc. ("Fleet"), the Fund's investment adviser, and Oechsle International Advisors, LLC ("Oechsle"), the Fund's sub-adviser, will use their best efforts to achieve the Fund's investment objective, although such achievement cannot be assured.

    5. The following two paragraphs are added under the heading "Investment Objective and Policies-- Special Risk Considerations" on pages 6-7 of the
Prospectus:

        EUROPEAN CURRENCY UNIFICATION

        Many European countries are about to adopt a single European currency, the euro. On January 1, 1999, the euro will become legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank will be created to manage the monetary policy of the new unified region. On the same date, the exchange rates will be irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

        This change is likely to significantly impact the European capital markets in which the Fund invests and may result in the Fund facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, uncertainty as to the proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

    6. The second sentence of the third paragraph under the heading "Taxes" on pages 17-18 of the Prospectus is deleted.

    7. The third, fourth and fifth sentences of the fifth paragraph under the heading "Management of the Fund--Investment Adviser and Sub-Adviser" on page 20 of the Prospectus are amended and restated in their entirety to read as follows:

        Pursuant to such authorization, Fleet has appointed Oechsle, a Delaware limited liability company, with principal offices at One International Place, Boston, Massachusetts 02210, as the sub-adviser to the Fund. The manager member of Oechsle is Oechsle Group, LLC. Fleet Financial Group, Inc. owns a 35% non-voting interest in Oechsle. Oechsle is the successor to Oechsle International Advisors, L.P. ("Oechsle L.P."), which had discretionary management authority over approximately $12.6 billion in assets as of June 30, 1998.

    8. The second sentence of the seventh paragraph under the heading "Management of the Fund-- Investment Adviser and Sub-Adviser" on page 20 of the Prospectus is amended and restated to read as follows:

        For the fiscal year ended October 31, 1997, Oechsle L.P. received sub-advisory fees from Fleet at the effective annual rate of .36% of the Fund's average daily net assets.

    9. The third and fourth sentences of the eleventh paragraph under the heading "Management of the Fund-- Investment Adviser and Sub-Adviser" on page 20 of the Prospectus are amended and restated to read as follows:

        Mr. Keesler, Member and Portfolio Manager, has been with Oechsle and its predecessor since 1986. Ms. Harris has been a Portfolio Manager at Oechsle and its predecessor since 1995.

    10. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on page 21 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    11. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on pages 21-22 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Fund as follows: Class G-Series 1 shares (Trust Shares) Class G-Series 2 shares (Retail A Shares), Class G-Series 3 shares (Retail B Shares), Class G-Series 4 shares (A Prime Shares) and Class G-Series 5 shares (B Prime Shares), each series representing interests in the Fund. The Fund is classified as a diversified company under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Fund's Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the Fund except as follows: Holders of a series of shares of the Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of the Fund may bear differing transfer agency expenses. Each series of shares of the Fund may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

    12. The second sentence of the second paragraph under the heading "Performance Reporting" on page 24 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares of the Fund.

    13. The following paragraph is added under the heading "Miscellaneous" on pages 24-25 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")
                              TRUST SHARES OF THE
                           SMALL COMPANY EQUITY FUND
                                  (THE "FUND")
                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The second and third paragraphs on page 1 of the Prospectus are amended and restated in their entirety to read as follows:

        The Fund's investment objective is to seek capital appreciation. The Fund attempts to achieve this objective by investing primarily in the securities of companies with market value capitalizations of $1.5 billion or less that the Fund's investment adviser believes represent the potential for significant capital appreciation. Under normal market and economic conditions, the Fund will invest at least 65% of its assets in the equity securities of companies with market value capitalizations of $1.5 billion or less.

        This Prospectus describes the Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Fund" and "Description of Galaxy and Its Shares" herein.

    2. The first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except that (i) effective October 1, 1994 Retail A Shares of the Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .30% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .95% of the average daily net asset value of the Fund's outstanding Retail B Shares, (iii) A Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and (v) Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

    3. The first two paragraphs under the heading "Investment Objective and Policies--In General" on page 5 of the Prospectus are amended and restated in their entirety to read as follows:

        The Fund's investment objective is to seek capital appreciation. The Fund attempts to achieve its investment objective by investing primarily in the securities of companies with market value capitalizations of $1.5 billion or less ("Small Capitalization Securities") that Fleet Investment Advisors Inc. ("Fleet"), the Fund's investment adviser, believes represent the potential for significant capital appreciation.

        Small Capitalization Securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock, rights and warrants. Under normal market and economic conditions, at least 65% of the Fund's total assets will be invested in the equity securities of companies with market value capitalizations of $1.5 billion or less. For temporary defensive purposes, the Fund may also invest in corporate debt obligations.

    4. The second sentence of the third paragraph under the heading "Taxes" on page 17 of the Prospectus is deleted.

    5. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on page 19 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    6. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on pages 19-20 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Fund as follows: Class K-Series 1 shares (Trust Shares), Class K-Series 2 shares (Retail A Shares), Class K-Series 3 shares (Retail B Shares), Class K-Series 4 shares (A Prime Shares) and Class K-Series 5 shares (B Prime Shares), each series representing interests in the Fund. The Fund is classified as a diversified company under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Fund's Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the Fund except as follows: Holders of a series of shares of the Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of the Fund may bear differing transfer agency expenses. Each series of shares of the Fund may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

    7. The second sentence of the second paragraph under the heading "Performance Reporting" on page 22 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares of the Fund.

    8. The following paragraph is added under the heading "Miscellaneous" on page 23 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")

                              TRUST SHARES OF THE
                             ASSET ALLOCATION FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The third paragraph on page 1 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Fund" and "Description of Galaxy and Its Shares" herein.

    2. The first paragraph under the heading "Financial Highlights" on page 4 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except that (i) effective October 1, 1994 Retail A Shares of the Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .30% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .95% of the average daily net asset value of the Fund's outstanding Retail B Shares, (iii) A Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and (v) Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

    3. The second sentence of the third paragraph under the heading "Taxes" on page 19 of the Prospectus is deleted.

    4. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on pages 21-22 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    5. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on page 22 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Fund as follows: Class N-Series 1 shares (Trust Shares), Class N-Series 2 shares (Retail A Shares), Class N-Series 3 shares (Retail B Shares), Class N-Series 4 shares (A Prime Shares) and Class N-Series 5 shares (B Prime Shares), each series representing interests in the Fund. The Fund is classified as a diversified company under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Fund's Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the Fund except as follows: Holders of a series of shares of the Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of the Fund may bear differing transfer agency expenses. Each series of shares of the Fund may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

    6. The second sentence of the second paragraph under the heading "Performance Reporting" on page 24 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares of the Fund.

    7. The following paragraph is added under the heading "Miscellaneous" on page 25 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")
                              TRUST SHARES OF THE
                              SMALL CAP VALUE FUND
                                  (THE "FUND")
                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The second and third paragraphs on page 1 of the Prospectus are amended and restated in their entirety to read as follows:

        The Fund's investment objective is to provide long-term capital appreciation. The Fund attempts to achieve this objective by investing, under normal market and economic conditions, at least 65% of its total assets in equity securities of companies that have a market value capitalization of up to $1.5 billion.

        This Prospectus describes the Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Fund" and "Description of Galaxy and Its Shares" herein.

     2. The first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except that (i) effective October 1, 1994 Retail A Shares of the Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .30% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .95% of the average daily net asset value of the Fund's outstanding Retail B Shares, (iii) A Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and (v) Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

     3. The first paragraph under the heading "Investment Objectives and Policies" on page 5 of the Prospectus is amended and restated in its entirety to read as follows:

        The Fund's investment objective is to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market and economic conditions, at least 65% of its total assets in equity securities of companies that have a market value capitalization of up to $1.5 billion.

     4. The second sentence of the third paragraph under the heading "Taxes" on page 18 of the Prospectus is deleted.

     5. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on pages 20-21 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

     6. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on page 21 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Fund as follows: Class X-Series 1 shares (Trust Shares), Class X-Series 2 shares (Retail A Shares), Class X-Series 3 shares (Retail B Shares), Class X-Series 4 shares (A Prime Shares) and Class X-Series 5 shares (B Prime Shares), each series representing interests in the Fund. The Fund is classified as a diversified company under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Fund's Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the Fund except as follows: Holders of a series of shares of the Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of the Fund may bear differing transfer agency expenses. Each series of shares of the Fund may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

     7. The second sentence of the second paragraph under the heading "Performance Reporting" on page 23 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares of the Fund.

     8. The following paragraph is added under the heading "Miscellaneous" on page 24 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")

                              TRUST SHARES OF THE
                             GROWTH AND INCOME FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The third paragraph on page 1 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Fund" and "Description of Galaxy and Its Shares" herein.

    2. The first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except that (i) effective October 1, 1994 Retail A Shares of the Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate of up to .30% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate of up to .95% of the average daily net asset value of the Fund's outstanding Retail B Shares, (iii) A Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution Plan for A Prime Shares at an annual rate of up to .25% of the average daily net asset value of the Fund's outstanding A Prime Shares, (iv) B Prime Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for B Prime Shares at an annual rate of up to 1.00% of the average daily net asset value of the Fund's outstanding B Prime Shares, and (v) Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares bear differing transfer agency expenses. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses.

    3. The second sentence of the third paragraph under the heading "Taxes" on page 18 of the Prospectus is deleted.

    4. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on pages 20-21 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    5. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on page 21 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series of the Fund as follows: Class U-Series 1 shares (Trust Shares), Class U-Series 2 shares (Retail A Shares), Class U-Series 3 shares (Retail B Shares), Class U-Series 4 shares (A Prime Shares) and Class U-Series 5 shares (B Prime Shares), each series representing interests in the Fund. The Fund is classified as a diversified company under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Fund's Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the Fund except as follows: Holders of a series of shares of the Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of the Fund may bear differing transfer agency expenses. Each series of shares of the Fund may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

    6. The second sentence of the second paragraph under the heading "Performance Reporting" on page 23 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares of the Fund.

    7. The following paragraph is added under the heading "Miscellaneous" on page 24 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                THE GALAXY FUND
                                   ("GALAXY")

                              TRUST SHARES OF THE
                             STRATEGIC EQUITY FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED OCTOBER 31, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1. The third paragraph on page 1 of the Prospectus is amended and restated in its entirety to read as follows:

        This Prospectus describes the Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue four additional series of shares in the Fund, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares. Retail A Shares and Retail B Shares are offered primarily to individuals, corporations or other entities purchasing either for their own accounts or for the accounts of others and to FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. A Prime Shares and B Prime Shares are offered through selected broker-dealers to individual and institutional customers. Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the differences in the range of services provided to them. Retail A Shares and Retail B Shares and A Prime Shares and B Prime Shares are offered under separate prospectuses. See "Financial Highlights," "Management of the Fund" and "Description of Galaxy and Its Shares" herein.

    2. The second sentence of the third paragraph under the heading "Taxes" on pages 15-16 of the Prospectus is deleted.

    3. The third sentence of the second paragraph under the heading "Management of the Fund-- Administrator" on page 18 of the Prospectus is amended and restated to read as follows:

        For the services provided to the Fund, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets, .075% of the next $7 billion of combined average daily net assets, .065% of the next $3 billion of combined average daily net assets, .06% of the next $3 billion of combined average daily net assets and .0575% of combined average daily net assets in excess of $18 billion.

    4. The first three paragraphs under the heading "Description of Galaxy and Its Shares" on pages 18-19 of the Prospectus are amended and restated in their entirety to read as follows:

        Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of sares in each series of the Fund as follows: Class AA-Series 1 shares (Trust Shares), Class AA-Series 2 shares (Retail A Shares), Class AA-Series 3 shares (Retail B Shares), Class AA-Series 4 shares (A Prime Shares) and Class AA-Series 5 shares (B Prime Shares), each series representing interests in the Fund. The Fund is classified as a diversified company under the 1940 Act.

        The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of Galaxy. For information concerning the Fund's

    Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

        Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the Fund except as follows: Holders of a series of shares of the Fund bear fees that are paid under any distribution and/or shareholder servicing plans applicable to such series. In addition, each series of shares of the Fund may bear differing transfer agency expenses. Each series of shares of the Fund may also have different sales charges, conversion features, exchange and other privileges. The differences in expenses and sales charges of each series of shares will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

    5. The second sentence of the second paragraph under the heading "Performance Reporting" on pages 20-21 of the Prospectus is amended and restated to read as follows:

        Performance data will be computed separately for Trust Shares, Retail A Shares, Retail B Shares, A Prime Shares and B Prime Shares of the Fund.

    6. The following paragraph is added under the heading "Miscellaneous" on page 21 of the Prospectus:

        YEAR 2000 RISKS

        Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                       2